Note 3 - Acquisitions (Details) - Acquired Intangible Assets Useful Lives, 2013 Acquisition	12 Months Ended
Jan. 31, 2015
Exentra [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired	12 years
Exentra [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired
Exentra [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired	10 years
IES [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired	10 years
IES [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired	5 years
IES [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired	8 years
Infodis [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired	6 years
Infodis [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired
Infodis [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite life intangible assets acquired	5 years